UNITED STATES
               		SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lipe & Dalton
Address:  109 South Warren Street
          Suite 1107
          Syracuse, NY 13202

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Patrick Dalton
Title:  President
Phone:  315-428-8585
Signature, Place, and Date of Signing:

  Patrick M. Dalton    Syracuse, NY  May 10, 2013

Report Type (Check only one.):

[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 49
Form 13F Information Table Value Total: 109791

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC COM           COM       026874784    4525   116551  SH       SOLE			              116551
APPLE INC COM                         COM       037833100     322      727  SH       SOLE			                 727
ARCELORMITTAL CL A ADR                COM       03938L104    2608   200124  SH       SOLE			              200124
BANCO SANTANDER SA ADR                COM       05964H105    2268   333010  SH       SOLE			              333010
BCE INC COM                           COM       05534B760     991    21225  SH       SOLE			               21225
BECTON DICKINSON & CO COM             COM       075887109    5370    56162  SH       SOLE			               56162
BP PLC SPONS ADR                      COM       055622104    3985    94095  SH       SOLE			               94095
CELGENE CORP COM                      COM       151020104    5556    47930  SH       SOLE			               47930
CIT GROUP INC COM                     COM       125581801    3264    75070  SH       SOLE			               75070
CVS CAREMARK CORPORATION COM          COM       126650100     206     3743  SH       SOLE			                3743
DEVON ENERGY CORPORATION COMMON       COM       25179M103    3751    66491  SH       SOLE			               66491
DOMINION RESOURCES INC COM            COM       25746U109     208     3572  SH       SOLE			                3572
DU PONT E I DE NEMOURS & CO COM       COM       263534109    3636    73954  SH       SOLE			               73954
E M C CORP MASS COM                   COM       268648102    2385    99850  SH       SOLE			               99850
EATON CORP PLC ORD                    COM       G29183103    4687    76521  SH       SOLE			               76521
EXELON CORPORATION COM                COM       30161N101    4623   134070  SH       SOLE			              134070
EXXON MOBIL CORPORATION COM           COM       30231G102    1657    18386  SH       SOLE			               18386
F5 NETWORKS INC COM                   COM       315616102    2869    32205  SH       SOLE			               32205
HOSPIRA INC COM                       COM       441060100    4264   129885  SH       SOLE			              129885
HSBC HLDG PLC SPON ADR                COM       404280406    4843    90790  SH       SOLE			               90790
INTEL CORP COM                        COM       458140100    2905   133028  SH       SOLE			              133028
INTL BUSINESS MACHINES COM            COM       459200101     401     1880  SH       SOLE			                1880
ISHARES MSCI EAFE INDEX FUND          COM       464287465     255     4325  SH       SOLE			                4325
ISHARES RUSSELL 1000 GROWTH FUND      COM       464287614    1072    15025  SH       SOLE			               15025
ISHARES RUSSELL 1000 VALUE            COM       464287598     370     4553  SH       SOLE			                4553
ISHARES RUSSELL 2000 IDX FUND         COM       464287655    2854    30223  SH       SOLE			               30223
JOHNSON & JOHNSON COM                 COM       478160104     308     3780  SH       SOLE			                3780
JP MORGAN CHASE & CO ALERIAN MLP I    COM       46625H365     221     4849  SH       SOLE			                4849
JP MORGAN CHASE & CO COM              COM       46625H100    4226    89047  SH       SOLE			               89047
LOCKHEED MARTIN COM                   COM       539830109    2148    22250  SH       SOLE			               22250
MEDTRONIC INC COM                     COM       585055106    4430    94345  SH       SOLE			               94345
MICROSOFT CORP COM                    COM       594918104     328    11469  SH       SOLE			               11469
NATIONAL GRID PLC SPON ADR            COM       636274300    1010    17404  SH       SOLE			               17404
NOVO-NORDISK A S ADR                  COM       670100205     242     1500  SH       SOLE			                1500
NXP SEMICONDUCTOR NV COM              COM       N6596X109    1207    39850  SH       SOLE			               39850
ORACLE CORP COM                       COM       68389X105     683    21132  SH       SOLE			               21132
PEPSICO INC COM                       COM       713448108     296     3740  SH       SOLE			                3740
POTASH CORP SASK INC COM              COM       73755L107    3668    93456  SH       SOLE			               93456
PROSHARES ULTRASHORT LEHMAN 20YR TR   COM       74347B201     614     9342  SH       SOLE			                9342
SEADRILL LTD COM 8FMN8                COM       G7945E105    3390    91096  SH       SOLE			               91096
SHERWIN WILLIAMS CO COM               COM       824348106     481     2846  SH       SOLE			                2846
SIRIUS XM RADIO INC COM               COM       82967N108     946   307135  SH       SOLE			              307135
TE CONNECTIVITY LTD COM               COM       H84989104    3788    90335  SH       SOLE			               90335
TELEFONICA DE ESPANA SA SPONSRD ADR   COM       879382208    3346   247642  SH       SOLE			              247642
UNITED TECH CORP COM                  COM       913017109     246     2635  SH       SOLE			                2635
VANGUARD 500 INDEX FD INVESTOR CL     COM       922908108     472     3261  SH       SOLE			                3261
VANGUARD/WINDSOR FD INC COM           COM       922018106     282    16707  SH       SOLE			               16707
VODAFONE GROUP PLC ADR                COM       92857W209    3866   136130  SH       SOLE			              136130
WESTPORT INNOVATIONS INC COM          COM       960908309    3724   126135  SH       SOLE			              126135